Share-based compensation - Summary of Restricted Shares Activities (Detail) - $ / shares		12 Months Ended
	Dec. 01, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Converted from share options	1,505,787
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance		432,217	1,505,787
Number of restricted shares, Converted from share options			80,000
Number of restricted shares, Granted		1,170,000
Number of restricted shares, Vested		(274,960)	(390,560)
Number of restricted shares, Forfeited		(384,037)	(763,010)
Number of restricted shares, Unvested, Ending balance		943,220	432,217	1,505,787
Number of restricted shares, Vested and expected to vest, Ending balance		801,737	367,384
Weighted-Average Grant-Date Fair Value, Converted from share options			$ 1.71
Weighted-Average Grant Date Fair Value, Granted		$ 0
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Granted		8,664,980	7,987,435
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance		3,796,398	7,200,778	8,095,238
Number of restricted shares, Granted				4,233,558
Number of restricted shares, Vested		(1,520,760)	(2,627,815)	(1,563,222)
Number of restricted shares, Forfeited		(561,103)	(776,565)	(3,564,796)
Number of restricted shares, Unvested, Ending balance		1,714,535	3,796,398	7,200,778
Number of restricted shares, Vested and expected to vest, Ending balance		1,457,355	3,226,939	6,120,662
Weighted-Average Grant Date Fair Value, Granted				$ 2.89
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Unvested, beginning balance		5,761,400	3,896,500
Number of restricted shares, Granted		6,749,000	3,890,500
Number of restricted shares, Vested		(1,262,200)	(859,100)
Number of restricted shares, Forfeited		(971,900)	(1,166,500)
Number of restricted shares, Unvested, Ending balance		10,276,300	5,761,400	3,896,500
Number of restricted shares, Vested and expected to vest, Ending balance		8,734,855	4,897,100
Weighted-Average Grant Date Fair Value, Granted		$ 0	$ 1.53